Subsequent Events (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Apr. 15, 2025	Nov. 15, 2024
Subsequent Events [Line Items]
Aggregate cash	$ 2,000
Sellers aggregate amount	200
Earn-out payments	$ 8,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Payable amount		$ 800
Class A Common Stock [Member] | Agreement to Acquire RaGE Systems, Inc. [Member]
Subsequent Events [Line Items]
Acquisition shares (in Shares)	3,214,045
Forecast [Member]
Subsequent Events [Line Items]
Aggregate consideration	$ 12,000
Sellers aggregate amount			$ 1,000